PREPAID EXPENSES	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 5 - PREPAID EXPENSES

As at September 30, 2017 and December 31, 2016, the Company had prepaid the following amounts:

	September 30, 2017	December 31, 2016
	$	$
Operating Expenses	-	6,001
Prepaid Consulting Fees	35,942	-
Prepaid Management Fees (Note 10(a)(i))	60,648	-

	96,140	6,001